Supplement to the

Fund	Capital Reserves	Daily Money	Advisor Class B	Advisor Class C
Prime Fund	FPRXX	FDAXX
Tax-Exempt Fund	FERXX	FDEXX
Treasury Fund	FSRXX	FDUXX	FDBXX	FDCXX

Funds of Fidelity Newbury Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

DMFB-11-01 February 8, 2011
1.480137.120

Supplement to the

Fidelity® Tax-Free Money Market Fund (FMOXX)

A Class of shares of Fidelity Cash Management Funds: Tax-Exempt Fund

A Fund of Fidelity Newbury Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

TFMB-11-01 February 8, 2011
1.779043.110